INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
INTEREST IN SUBSIDIARIES	INTEREST IN SUBSIDIARIES

ACCOUNTING POLICIES Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.

Ergo Mining Proprietary Limited (“Ergo”) and Far West Gold Recoveries Proprietary Limited (“FWGR”) are the only significant subsidiaries of the Group. They are both wholly owned subsidiaries and are incorporated in South Africa, are primarily involved in the retreatment of surface gold and all their operations are based in South Africa.
A complete list of the Group's subsidiaries is included in the Company financial statements of DRDGOLD